BETTER 10K - STOCK-BASED COMPENSATION - RSU Activity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of Shares
Unvested, beginning balance (in shares) | shares	7,754,620
RSUs granted (in shares) | shares	8,520,321
RSUs settled (in shares) | shares	(4,464)
RSUs vested (in shares) | shares	(835,714)
RSUs cancelled (expired) (in shares) | shares	(8,234,474)
RSUs cancelled (forfeited) (in shares) | shares	(331,068)
Unvested, ending balance (in shares) | shares	6,869,221
Weighted Average Grant Date Fair Value
Unvested, beginning balance (in dollars per share) | $ / shares	$ 25.35
RSUs granted (in dollars per share) | $ / shares	8.69
RSUs settled (in dollars per share) | $ / shares	26.46
RSUs vested (in dollars per share) | $ / shares	0.01
RSUs cancelled (expired) (in dollars per share) | $ / shares	21.62
RSUs cancelled (forfeited) (in dollars per share) | $ / shares	26.46
Unvested, ending balance (in dollars per share) | $ / shares	$ 12.19